Share-based compensation - Issuance of shares to certain employees (Details) - USD ($)		12 Months Ended
	Dec. 28, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation
Share-based compensation expense		$ 19,679,000	$ 5,072,000	$ 21,244,000
General and administrative expenses
Share-based compensation
Share-based compensation expense		$ 7,934,000	$ 1,907,000	$ 18,047,000
Employees receiving shares directly
Share-based compensation
Ordinary shares transferred from the company and three of its shareholders to certain employees	998,338
Discounted cash flow approach | Terminal growth rate | Employees receiving shares directly
Share-based compensation
Valuation measurement input				3.00%
Discounted cash flow approach | Weighted average cost of capital | Employees receiving shares directly
Share-based compensation
Valuation measurement input				18.30%
Minimum | Discounted cash flow approach | Average spending per customer | Employees receiving shares directly
Share-based compensation
Valuation measurement input				3.00%
Maximum | Discounted cash flow approach | Average spending per customer | Employees receiving shares directly
Share-based compensation
Valuation measurement input				19.00%
Employee Stock Option | Employees receiving shares directly | General and administrative expenses
Share-based compensation
Share-based compensation expense	$ 17,555,000